October 15, 2012

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520

Neuberger Berman Equity Funds
--Neuberger Berman Large Cap Value Fund (Classes Advisor, A, C, R3, Institutional, Investor and Trust)
--Neuberger Berman International Institutional Fund (Classes A, C, R3, Investor and Trust)
--Neuberger Berman Mid Cap Intrinsic Value Fund (Classes A, C, R3, Institutional, Investor and Trust)
--Neuberger Berman Real Estate Fund (Classes A, C, R3, Institutional and Trust)
--Neuberger Berman Value Fund (Classes A, C and Institutional)
File Nos. 002-11357; 811-00582

Re: Request for Selective Review for Post-Effective Amendment No. 160

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Equity Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 160 to the Registrant’s Registration Statement on Form N-1A (“PEA 160”) on behalf of its series and classes listed above.  PEA 160 includes the prospectuses (“Prospectuses”) and statement of additional information (“SAI”) relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purposes of this filing are to amend the Registration Statement to: (1) reflect a change to the investment objective of Neuberger Berman Large Cap Value Fund; (2) reflect changes to the investment strategies of Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Intrinsic Value Fund and Neuberger Berman Value Fund; (3) reflect a change from diversified to non-diversified status for Neuberger Berman Real Estate Fund; and (4) add five new classes of shares – Investor Class, Trust Class, Class A, Class C and Class R3 – to Neuberger Berman International Institutional Fund. This filing is not intended to affect the prospectus or SAI of any other previously registered series (or class thereof) of the Registrant.

Securities and Exchange Commission
October 15, 2012

Other than the changes described above, the form and text of the Prospectuses and SAI do not differ in any significant way from the Registrant’s currently effective registration statement reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 150 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0000898432-10-000522) (April 8, 2010).

Post-Effective Amendment No. 153 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0000898432-10-001357) (October 18, 2010).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 160.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 160 will become effective on December 15, 2012.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by November 16, 2012.  This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9473 or Lynn A. Schweinfurth at (202) 778-9876 with any questions or comments you may have.  Thank you for your attention.

Sincerely,

/s/ Franklin H. Na